First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 100.0%
	Capital Markets – 100.0%
4,781,369	First Trust Global Tactical Commodity Strategy Fund	$135,934,321
	(Cost $125,180,019)
	Total Investments – 100.0%	135,934,321
	(Cost $125,180,019)
	Net Other Assets and Liabilities – 0.0%	53,772
	Net Assets – 100.0%	$135,988,093

(a)	Represents investments in affiliated funds.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 135,934,321	$ 135,934,321	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2022, and for the fiscal year-to-date period (January 1, 2022 to March 31, 2022) are as follows:
Security Name	Shares at 3/31/2022	Value at 12/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2022	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$ 16,458,468	$ 311,003	$ (15,284,453)	$ (1,713,123)	$ 228,105	$—	$ —
First Trust Global Tactical Commodity Strategy Fund	4,781,369	—	127,605,032	(2,542,906)	10,754,302	117,893	135,934,321	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	16,742,107	320,206	(15,608,484)	(1,763,324)	309,495	—	—
First Trust Large Cap Growth AlphaDEX® Fund	—	22,144,037	1,831,961	(21,099,520)	(3,442,758)	566,280	—	—
First Trust Nasdaq Oil & Gas ETF	—	15,958,626	378,396	(19,237,532)	714,198	2,186,312	—	—
First Trust Nasdaq Transportation ETF	—	16,497,798	319,030	(15,474,379)	(1,748,618)	406,169	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	—	16,440,868	298,439	(14,440,441)	(2,668,745)	369,879	—	—
First Trust Small Cap Growth AlphaDEX® Fund	—	21,782,145	1,665,476	(21,227,681)	(2,307,911)	87,971	—	—
		$126,024,049	$132,729,543	$(124,915,396)	$(2,175,979)	$4,272,104	$135,934,321	$ —

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
March 31, 2022 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.